Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									$ 626,909	$ 420,917	$ 383,553
Amounts allocated to participating securities									1,492	1,005	718
Net income from continuing operations attributable to common shareholders									$ 625,417	$ 419,912	$ 382,835
Basic weighted average common shares (in shares)									208,824	212,809	249,009
Potential dilutive shares									1,389	1,286	1,809
Dilutive weighted average common shares									210,213	214,095	250,818
Basic (in usd per share)	$ 5.47	$ (1.16)	$ (0.71)	$ (0.62)	$ 3.79	$ (0.49)	$ (0.67)	$ (0.55)	$ 2.99	$ 1.97	$ 1.54
Diluted (in usd per share)	$ 5.43	$ (1.16)	$ (0.71)	$ (0.62)	$ 3.76	$ (0.49)	$ (0.67)	$ (0.55)	$ 2.98	$ 1.96	$ 1.53
Antidilutive securities excluded from computation of earnings per share, amount									600	300	100